Financial Instruments - Carrying and Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (including current maturities)	$ 1,358	$ 1,294
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (including current maturities)	1,361	1,297
Asset derivative contracts	4	0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (including current maturities)	1,398	1,311
Asset derivative contracts	$ 4	$ 0